Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Details of borrowings
(1)	Borrowings are as follows (Unit: Korean Won in millions):

	December 31, 2016
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from the Bank of Korea	The Bank of Korea	0.5 ~ 0.8	1,598,553
Borrowings from government funds	Small and Medium Business Corporation and others	0.0 ~ 3.5	1,534,807
Others	Seoul Metropolitan Government and others	0.0 ~ 3.8	3,922,878

Sub-total			7,056,238

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 5.2	7,737,237
Offshore borrowings in foreign currencies	Wells Fargo	1.4	18,128

Sub-total			7,755,365

Bills sold	Others	0.0 ~ 1.6	26,895
Call money	Bank and others	0.0 ~ 5.1	1,926,779
Bonds sold under repurchase agreements	Other financial institutions	0.0 ~ 4.5	2,004,905
Present value discount			(667)

Total			18,769,515

	December 31, 2017
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.5 ~ 0.8	1,404,087
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 2.9	1,723,340
Others	The Korea Development Bank and others	0.0 ~ 3.2	3,957,421

Sub-total			7,084,848

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import BOK and others	0.0 ~ 6.8	6,996,551
Offshore borrowings in foreign currencies	Commonwealth Bank	1.8	28,285

Sub-total			7,024,836

Bills sold	Others	0.0 ~ 1.2	36,953
Call money	Bank and others	1.5 ~ 2.7	635,061
Bonds sold under repurchase agreements	Other financial institutions	0.6 ~ 12.7	3,173
Present value discount			(165)

Total			14,784,706

Schedule of debentures [Table Text Block]

(2)	Debentures are as follows (Unit: Korean Won in millions):

	December 31, 2016		December 31, 2017
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond(*)
Ordinary bonds	1.5 ~ 11.8	18,268,403	1.5 ~ 5.8	22,468,908
Subordinated bonds	3.0 ~ 12.6	5,327,335	3.4 ~ 12.6	4,781,301
Other bonds	17.0	4,006	1.6 ~ 17.0	649,615

Sub-total		23,599,744		27,899,824

Discounts on bond		(34,295)		(30,173)

Total		23,565,449		27,869,651

(*)	Included debentures under fair value hedge relationships are 3,610,193 million Won and 3,102,386 million Won as of December 31, 2016 and 2017, respectively. Also, debentures under cash flow hedge amounting to 699,029 million Won are included as of December 31, 2017